Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2021	$ 105
2022	107
2023	109
2024	106
2025	110
2026 - 2030	569
Total	1,106
Healthcare
Defined Benefit Plan Disclosure [Line Items]
2021	32
2022	31
2023	29
2024	29
2025	28
2026 - 2030	133
Total	282
Medicare Part D Reimbursement
Defined Benefit Plan Disclosure [Line Items]
2021	0
2022	0
2023	0
2024	0
2025	0
2026 - 2030	(1)
Total	(1)
Other
Defined Benefit Plan Disclosure [Line Items]
2021	30
2022	29
2023	30
2024	31
2025	31
2026 - 2030	153
Total	$ 304